Sidley Austin LLP 787 Seventh Avenue New York, NY 10019 +1 212 839 5300 +1 212 839 5599 Fax AMERICA • ASIA PACIFIC • EUROPE	+1 212 839 8679 MKUTNER@sidley.com

June 30, 2021

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	First Eagle Funds – File Nos.: 033-63560; 811-7762

Ladies and Gentlemen:

First Eagle Funds (the “Registrant”) is filing via EDGAR, pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 100 to its Registration Statement on Form N-1A (the “Amendment”). The Registrant is filing the Amendment primarily to incorporate changes in response to comments received from the Staff of the Securities and Exchange Commission with respect to the First Eagle Small Cap Opportunity Fund (the “Fund”).

As discussed with the Staff of the Securities and Exchange Commission, the Registrant undertakes to file audited financial statements of the Fund within 30 days of the effectiveness of the Amendment.

The Amendment is not intended to, and does not, amend any prospectus for any of the other series of the Registrant other than the Fund. Nor is it intended to, and does not, amend any otherwise effective registration statement of the Registrant until this registration becomes effective.

If you have any questions concerning the filing, please call me at 212-839-8679.

Respectfully submitted,

/s/ Matthew Kutner

Matthew Kutner

Sidley Austin (NY) LLP is a Delaware limited liability partnership doing business as Sidley Austin LLP and practicing in affiliation with other Sidley Austin partnerships.